Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0
Deferred	569,460	823,285
Income tax expense	$ 569,460	$ 823,285